Other commitments and contingencies, concentrations and factors that may affect future operations - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2017 JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Guarantee contracts obligations, maximum potential amount of future payments	¥ 2,596,443
Guarantee contracts obligations, liabilities	6,360
Purchase Commitment
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding for purchase of property, plant and equipment, service and other assets	¥ 337,498
Minimum
Commitments and Contingencies Disclosure [Line Items]
Payment guarantee period	1 month
Maximum
Commitments and Contingencies Disclosure [Line Items]
Payment guarantee period	35 years